FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments And Risk Management
[custom:ScheduleOfFinancialAssetsAndFinancialLiabilitiesTableTextBlock]

	March 31,
	2026			2025
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL
Financial assets
Cash and cash equivalents	$686	$—	$—	$1,670	$—	$—
Stablecoin	$21	$—	$—	$—	$—	$—
Prepaid expenses and other current assets	$1,984	$—	$—	$555	$—	$—

	March 31,
	2026		2025
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$4,146	$—	$1,100	$—
TON payable to settle put rights exercised	$—	$1,425	$—	$—
Put right liability	$—	$7,105	$—	$—
Warrant liability	$—	$192	$—	$1,952
Lease liability - current and noncurrent	$—	$138	$—	$—

Schedule of liabilities measured at fair value on a recurring basis

	March 31,
	2026			2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial and digital assets
Digital assets at fair value, TON liquid	$126	$—	$—	$—	$—	$—
Digital assets at fair value, TON locked	$—	$—	$2,366	$—	$—	$—

	March 31,
	2026			2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial liabilities
TON payable to settle put rights exercised	$—	$—	$1,425	$—	$—	$—
Put right liability	$—	$—	$7,105	$—	$—	$—
Warrant liability	$—	$—	$192	$—	$—	$1,952